CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of accounting judgements and estimates [Abstract]
Disclosure of Detailed Information about Allowance For Expected Credit Losses

Critical judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
Establishing the criteria for a significant increase in credit risk (SICR)
The use of management judgement alongside impairment modelling processes to adjust inputs, parameters and outputs to reflect risks not captured by models
Key source of estimation uncertainty:
Base case and multiple economic scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward-looking credit parameters

Disclosure of Detailed Information about Defined Benefit Pension Scheme Obligations

Critical judgement:	Determination of an appropriate yield curve
Key sources of estimation uncertainty:	Discount rate applied to future cash flows
Expected lifetime of the schemes’ members
Expected rate of future inflationary increases

Disclosure of Detailed Information about Recoverability of Deferred Tax Assets and Uncertain Tax Positions

Critical judgement:	Interpreting tax rules on the Group’s open tax matters

Disclosure of Detailed Information about Regulatory Positions

Critical judgements:	Determining the scope of reviews required by regulators
The impact of legal decisions that may be relevant to claims received
Determining whether a reliable estimate is available for obligations arising from past events
Key sources of estimation uncertainty:	The number of future complaints
The proportion of complaints that will be upheld
The average cost of redress

Disclosure of Detailed Information about Fair Value of Financial Instruments

Key source of estimation uncertainty:	Interest rate spreads, earnings multiples and interest rate volatility

Disclosure of Detailed Information about Capitalised Software Enhancements

Critical judgement:	Assessing future trading conditions that could affect the Group’s business operations
Key source of estimation uncertainty:	Estimated useful life of internally generated capitalised software